Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
The provision for income taxes consists of the following:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2013	2014	2015
	HK$	HK$	HK$

Current tax
- Hong Kong	23,550	22,020	14,310
- PRC	3,429	6,393	16,218
- Other countries	609	(2,252)	(1,039)
Deferred tax	(23,854)	(2,681)	757
	3,734	23,480	30,246

Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
Reconciliations between the provision for income taxes computed by applying the Hong Kong profits tax to income before income tax expense are as follows:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2013	2014	2015
	HK$	HK$	HK$

Provision for income taxes at Hong Kong profits tax rate	18,095	21,126	9,330
Effect of different tax rates in other jurisdictions	(5,456)	1,459	15,936
Effect of income not chargeable for tax purpose	(661)	(941)	(136)
Effect of expenses not deductible for tax purpose	12	126	5,047
Tax effect of unused tax losses not recognized	-	459	-
Tax effect of tax losses utilized	(593)	-	-
(Over)/under provision in previous years	(7,663)	1,251	69
	3,734	23,480	30,246

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The components of deferred tax asset recognized are as follows:

	December 31,	December 31,
	2014	2015
	HK$	HK$

Deferred tax asset:
Net operating loss carry forwards	-	-
Reversal tax depreciation	14,212	13,260
Others	-	-

Net deferred tax asset	14,212	13,260